Schedule of Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Oct. 01, 2016	Oct. 03, 2015	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
QUARTERLY RESULTS (unaudited)
Net sales	$ 393,654	$ 386,054	$ 407,170	$ 391,878	$ 426,509	$ 440,109	$ 406,328	$ 356,164	$ 375,026	$ 1,158,836	$ 1,225,557	$ 1,611,611	$ 1,577,627	$ 1,491,998
Gross profit	105,426	95,688	87,717	83,814	87,154	67,865	63,731	59,102	58,501	306,552	258,685	354,374	249,199	230,882
Net income (loss)	$ 22,445	$ 11,687	$ 12,636	$ 2,260	$ 10,529	$ (7,087)	$ (4,176)	$ (13,574)	$ (13,106)	$ 103,143	$ 25,423	$ 37,111	$ (37,943)	$ (57,047)
Net income (loss) per common share
Net income (loss) per common share Basic	$ 0.29	$ 0.18	$ 0.19	$ 0.03	$ 0.16	$ (0.11)	$ (0.07)	$ (0.21)	$ (0.20)	$ 1.47	$ 0.39	$ 0.57	$ (0.59)	$ (0.90)
Weighted average common shares outstanding-basic	74,878,851	65,653,641	65,334,001	65,269,159	65,145,051	64,583,747	64,148,380	64,110,610	63,999,556	68,913,664	65,249,404	65,350,463	64,209,838	63,502,480
Net income per common share-Diluted	$ 0.29	$ 0.18	$ 0.19	$ 0.03	$ 0.16	$ (0.11)	$ (0.07)	$ (0.21)	$ (0.20)	$ 1.47	$ 0.38	$ 0.56	$ (0.59)	$ (0.90)
Weighted average common shares outstanding-diluted	74,878,851	66,557,204	66,847,945	66,617,909	66,258,254	64,583,747	64,148,380	64,110,610	63,999,556	68,913,664	66,722,811	66,181,865	64,209,838	63,502,480
Scenario, Previously Reported
QUARTERLY RESULTS (unaudited)
Gross profit			$ 87,718
Net income (loss)			$ 12,635
Net income (loss) per common share
Weighted average common shares outstanding-diluted			66,417,063